STATUTORY RESERVES AND RESTRICTED NET ASSETS - Statement of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Net cash (used in)/generated from operating activities	¥ (145,866)	$ (20,856)	¥ (211,734)	¥ (257,029)
Net cash used in investing activities	(20,888)	(2,987)	142,166	(97,533)
Net cash generated from/(used in) financing activities	(130,683)	(18,689)	173,729	241,904
Effect of exchange rate changes	(5,807)	(832)	(6,408)	1,140
Net (decrease)/increase in cash, cash equivalents and restricted cash	(303,244)	(43,364)	97,753	(111,518)
Cash, cash equivalents and restricted cash at beginning of the year	418,242	59,808	320,489	432,007
Cash, cash equivalents and restricted cash at the end of the year	114,998	$ 16,444	418,242	320,489
Parent
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Net cash (used in)/generated from operating activities	99,014		(20,519)	(29,486)
Net cash used in investing activities	(166,163)		(44,013)	(172,856)
Net cash generated from/(used in) financing activities	(5,150)		151,029	(3,896)
Effect of exchange rate changes	(1,732)		(2,504)	8,146
Net (decrease)/increase in cash, cash equivalents and restricted cash	(74,031)		83,993	(198,092)
Cash, cash equivalents and restricted cash at beginning of the year	99,459		15,466	213,558
Cash, cash equivalents and restricted cash at the end of the year	¥ 25,428		¥ 99,459	¥ 15,466